INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax, Domestic and Foreign
Loss before taxes is comprised as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Domestic (Israel)	$(113,276)	$(107,889)	$(109,088)
Foreign	3,585	(7,679)	3,416
Total	$(109,691)	$(115,568)	$(105,672)

Schedule of Deferred Tax Assets and Liabilities
The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Operating loss carryforward	$73,665	$55,189
Share based compensation	94,527	94,807
Research and development	15,449	18,614
Accrued social benefits and other	559	573
Other costs	442	202
Operating lease liability	4,085	4,348
Deferred tax asset before valuation allowance	$188,727	$173,733
Valuation allowance	(182,851)	(164,848)
Total deferred tax assets	$5,876	$8,885

Property and equipment, net	(2,923)	(3,166)
Operating lease right-of-use asset	(4,735)	(5,108)
Deferred tax liabilities	$(7,658)	$(8,274)
Net deferred taxes	$(1,782)	$611

Schedule of Valuation Allowance
The net changes in the total valuation allowance for each of the years ended December 31, 2024 and 2023, are comprised as follows:

	December 31, 2024	December 31, 2023
Opening balance	$164,848	$144,444
Additions during the year	18,003	20,404
Ending balance	$182,851	$164,848

Schedule of Components of Income Tax Expense (Benefit)
Income taxes are comprised as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Current	$(330)	$(749)	$1,748
Deferred	2,393	(611)	—
	$2,063	$(1,360)	$1,748

	December 31, 2024	December 31, 2023	December 31, 2022
Domestic	$84	$92	$136
Foreign	1,979	(1,452)	1,612
	$2,063	$(1,360)	$1,748

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	December 31, 2024	December 31, 2023
Opening balance	$685	$1,726
Tax positions reversed in current year related to previous years	(685)	(1,315)
Tax positions taken in current year	—	240
Accrued interest	—	34
Ending Balance	$—	$685

Schedule of Operating Loss Carryforwards
As of December 31, 2024, the Company and its subsidiaries had net operating carry forward losses for tax purposes which may be carried forward and offset against taxable income in the future for an indefinite period.

Name of Subsidiary	Net Operating Loss Carryforwards
REE Automotive Ltd	$316,718
REE Automotive UK Limited	$3,228
REE Automotive USA Inc.	$6
REE Automotive Japan K.K.	$60